UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Short-Term Bond Fund of America

First report to shareholders, for the period ended February 28, 2007

Short-Term Bond Fund of AmericaSM seeks to provide current income while preserving capital with high-quality debt securities in a portfolio with a dollar-weighted average maturity no greater than three years.

This fund is one of the 30 American Funds. The organization ranks among the nation’s three largest mutual fund families. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2007 (the most recent calendar quarter):

			Lifetime
Class A shares	1 year	5 years	(since 10/2/06)

Reflecting 2.50% maximum sales charge	—	—	-0.41%

The fund’s annualized total operating expense ratio is estimated to be 0.76% for Class A shares. This figure does not reflect a fee waiver that currently is in effect and which causes the actual expense ratio to be lower.

The fund’s investment adviser began waiving 10% of its management fees on October 2, 2006, and reimbursed other fees and expenses. Fund results shown reflect actual expenses, with the waiver and reimbursement applied. Fund results would have been lower without the waiver and reimbursement. Please see the Financial Highlights table on pages 18 and 19 for details.

The fund’s 30-day yield for Class A shares as of March 31, 2007, reflecting the 2.50% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 4.41% (4.33% without the fee waiver and reimbursement).

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

Fellow shareholders:

We are pleased to present you with our first shareholder report for Short-Term Bond Fund of America. This report covers a period of five months, from the beginning of the fund’s operations on October 2, 2006, through February 28, 2007 — the midpoint of the fund’s current fiscal year. This report also gives us the opportunity to welcome shareholders to the newest member of the American Funds family.

Short-Term Bond Fund of America was created to provide an investment option that bridges the gap between money market funds and intermediate bond funds. Specifically, in normal market conditions, the fund seeks to generate a yield that is slightly higher than most money market funds, with a portfolio of bonds that are less volatile than intermediate- or long-term debt obligations.

We are encouraged by the fund’s initial results. From modest beginnings, Short-Term Bond Fund of America has already grown to more than $130 million in assets. For its inaugural period, the fund produced a total return of 1.9%, approximating that of its benchmark, the Lehman Brothers Government/Credit 1-3 Years ex. BBB Index, which posted a return of 2.0%. Bear in mind, the index is unmanaged and its return does not include the effect of expenses. For comparison, the Lipper Short Investment Grade Debt Funds Average, a peer group reference, gained 2.0%, while the Lipper Money Market Funds Average returned 1.8%.

The fund’s total return reflects income from dividends and any change in share price. During the five-month period, the fund paid monthly dividends totaling approximately 18 cents a share. Those who reinvested dividends earned an income return of 1.80% (equivalent to 4.41% annualized). Those who elected to take dividends in cash realized an income return of 1.78% (4.36% annualized). In addition, the fund’s share price ended the period a penny higher at $10.01 a share.

In pursuit of its objectives, Short-Term Bond Fund of America targets a dollar-weighted average maturity for the portfolio that is no longer than three years. In the current environment — an inverted yield curve with short-term rates significantly higher than intermediate- and long-term rates — the fund has opted for a defensive strategy. This is reflected in the portfolio’s relatively short average life of 1.10 years as of February 28. It is also reflected in the high credit quality of the portfolio — roughly 50% of holdings that mature in more than a year are rated AAA.

Over time, the mix of securities in the portfolio will change in response to emerging investment opportunities and shifting market conditions. The fund’s primary quality focus will be bonds rated AA or AAA. Portfolio holdings will mainly include U.S. government debt and agency obligations, as well as mortgage- and asset-backed securities. These parameters are specifically tailored to suit investors seeking a conservative investment vehicle to meet their financial needs.

We are grateful to have this opportunity to discuss the initial progress of the fund, and we look forward to reporting to you again at the close of this fiscal year.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Vice Chairman

/s/ David A. Hoag
David A. Hoag
President

April 9, 2007

For current information about the fund, visit americanfunds.com.

Investment portfolio, February 28, 2007
unaudited

[begin pie chart]
Investment mix by security type
U.S. government & government agency bonds & notes	25.8%
Asset-backed obligations	14.4
Mortgage-backed obligations	12.6
Corporate bonds & notes	5.8
Preferred securities	1.2
Short-term securities & other assets less liabilities	40.2
[end pie chart]

Quality breakdown*	Percent of net assets

U.S. government obligations†	3.4%
Federal agencies	22.4
Aaa/AAA	29.4
Aa/AA	3.8
A/A	0.8
Short-term securities & other assets less liabilities	40.2

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's investment analysts.
†These securities are guaranteed by the full faith and credit of the United States government.

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 58.67%	(000)	(000)	assets

U.S. government & government agency bonds & notes - 25.84%
Freddie Mac:
3.525% 2007	$1,150	$1,135
3.25% 2008	1,855	1,823
4.625% 2008	3,000	2,988
4.90% 2008	3,000	2,998
5.875% 2011	2,000	2,072	8.45%
Fannie Mae:
3.375% 2007	821	813
4.25% 2007	1,147	1,141
4.90% 2007	500	499
5.25% 2007	3,000	3,002
3.10% 2008	500	487
3.80% 2008	1,385	1,369
4.40% 2008	1,500	1,489
7.125% 2010	2,000	2,142	8.39
Federal Home Loan Bank:
4.00% 2007	360	358
3.90% 2008	1,000	989
4.00% 2008	3,000	2,969
3.50% 2009	3,000	2,921	5.55
U.S. Treasury:
3.625% 2007	1,000	995
3.75% 2007	1,500	1,498
4.875% 2009	2,000	2,011	3.45
		33,699	25.84

Asset-backed obligations (1) - 14.42%
Susquehanna Auto Lease Trust, Series 2007-1:
Class A-2, 5.32% 2009 (2)	2,000	2,000
Class A-3, 5.25% 2010 (2)	2,000	2,000	3.07
Citibank Credit Card Issuance Trust, Class 2001-A7, 5.495% 2013 (3)	2,000	2,008	1.54
CPS Auto Receivables Trust, Series 2006-D, Class A-2, FSA insured, 5.318% 2010 (2)	2,000	2,002	1.54
CWABS, Inc., Series 2006-24, Class 2-A-3, 5.47% 2037 (3)	2,000	1,997	1.53
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	2,000	1,996	1.53
Capital One Multi-asset Execution Trust, Series 2003-4, Class A, 3.65% 2011	2,000	1,959	1.50
Drivetime Auto Owner Trust, Series 2006-B, Class A-2, MBIA insured, 5.315% 2010 (2)	1,500	1,500	1.15
J.P. Morgan Mortgage Acquisition Corp., Series 2006-CH2, Class A-F-1-B, 5.859% 2036	1,386	1,386	1.06
Citibank Credit Card Master Trust I, Series 1998-2, Class A, 6.05% 2010	400	404.31
Specialty Underwriting and Residential Finance Trust, Series 2005-AB3, Class A-2B, 5.57% 2036 (3)	400	401.31
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	360	354.27
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017 (2)	331	328.25
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A-2, 4.49% 2035 (3)	250	247.19
AmeriCredit Automobile Receivables Trust, Series 2004-C-A, Class A-4, AMBAC insured, 3.61% 2011	225	221.17
		18,803	14.42

Mortgage-backed obligations (1) - 12.65%
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CIBC10, Class A-3, 4.184% 2037	1,000	976
Series 2002-CIBC5, Class A-1, 4.372% 2037	986	971
Series 2005-CIBC11, Class A-2, 5.016% 2037	1,000	997
Series 2004-PNC1, Class A-2, 4.555% 2041	1,000	988	3.02
GE Commercial Mortgage Corp.:
Series 2004-C1, Class A-2, 3.915% 2038	500	485
Series 2005-C3, Class A-4, 5.046% 2045	590	588
Series 2005-C1, Class A-2, 4.353% 2048	1,000	980	1.57
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A-3, 4.44% 2034	2,000	1,968	1.51
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class III-A-1, 5.836% 2036 (3)	1,366	1,375	1.05
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	1,058	1,040.80
Chase Mortgage Finance Trust, Series 2003-S2, Class A-1, 5.00% 2018	963	946.73
Residential Funding Mortgage Securities I, Inc., Series 2003-S16, Class A-3, 5.00% 2018	961	944.72
J.P. Morgan Alternative Loan Trust, Series 2006-S4, Class A-1-A, 5.44% 2036 (3)	858	859.66
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	842	827.63
CS First Boston Mortgage Securities Corp.:
Series 2004-C4, Class A-1, 3.466% 2039	101	99
Series 2004-C4, Class A-2, 3.88% 2039	300	292
Series 2006-C1, Class A-1, 4.367% 2039	337	332.55
Merrill Lynch Mortgage Trust, Series 2005-MKB2:
Class A-1, 4.446% 2042	103	102
Class A-2, 4.806% 2042	500	496.46
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.99% 2036 (3)	484	481.37
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.113% 2033 (3)	470	467.36
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	286	280.22
		16,493	12.65

Corporate bonds & notes - 5.76%
Financials - 4.99%
Toyota Motor Credit Corp. 5.33% 2008	3,000	3,000	2.30
Hartford Financial Services Group, Inc. 5.46% 2012 (3)	2,000	2,002	1.53
Den Danske Bank A/S 7.40% 2010 (2) (3)	1,500	1,508	1.16
		6,510	4.99

Utilities - 0.77%
Southern Co., Series 2007-A, 5.30% 2012	1,000	1,008.77

		7,518	5.76

Total bonds & notes (cost: $76,453,000)		76,513	58.67

	Shares	Market	Percent
		value	of net
Preferred securities - 1.15%		(000)	assets

Financials - 1.15%
Société Générale 7.85% (2) (3)	1,500,000	$1,505	1.15

Total preferred securities (cost: $1,509,000)		1,505	1.15

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 35.88%	(000)	(000)	assets

Federal Home Loan Bank 5.17% due 3/14/2007	$3,000	$2,994	2.30
Procter & Gamble International Funding S.C.A. 5.22% due 4/12/2007 (2)	3,000	2,982	2.29
CAFCO, LLC 5.25% due 4/12/2007 (2)	3,000	2,981	2.29
Abbey National N.A. LLC 5.21% due 6/7/2007	3,000	2,957	2.27
Park Avenue Receivables Co., LLC 5.25%-5.26% due 3/9-4/11/2007 (2)	2,800	2,788	2.14
Clipper Receivables Co., LLC 5.26% due 4/3/2007 (2)	2,800	2,786	2.14
HBOS Treasury Services PLC 5.25% due 4/23/2007	2,700	2,679	2.05
General Electric Capital Corp. 5.32% due 3/1/2007	2,500	2,500	1.92
Johnson & Johnson 5.18% due 3/14/2007 (2)	2,500	2,495	1.91
CBA (Delaware) Finance Inc. 5.24% due 3/30/2007	2,200	2,190	1.68
HSBC Finance Corp. 5.22% due 3/2/2007	2,000	1,999	1.53
Ranger Funding Co. LLC 5.25% due 3/2/2007 (2)	2,000	1,999	1.53
Amsterdam Funding Corp. 5.26% due 3/9/2007 (2)	2,000	1,997	1.53
Emerson Electric Co. 5.21% due 3/8/2007 (2)	1,900	1,898	1.45
Dexia Delaware LLC 5.24% due 3/9/2007	1,500	1,498	1.15
Wal-Mart Stores Inc. 5.18% due 4/3/2007 (2)	1,400	1,393	1.07
Merck & Co. Inc. 5.21% due 3/26/2007	1,300	1,295.99
Three Pillars Funding, LLC 5.26% due 3/20/2007 (2)	1,200	1,197.92
Barton Capital LLC 5.25% due 3/1/2007 (2)	1,000	1,000.77
NetJets Inc. 5.19% due 3/15/2007 (2)	1,000	998.76
Fannie Mae 5.135% due 4/25/2007	1,000	992.76
BASF AG 5.19% due 6/14/2007 (2)	1,000	985.75
Bank of Ireland 5.20% due 4/10/2007 (2)	600	596.46
Westpac Banking Corp. 5.18% due 5/2/2007 (2)	600	595.46
BNP Paribas Finance Inc. 5.22% due 3/7/2007	500	500.38
Danske Corp. 5.19% due 4/13/2007 (2)	500	497.38

Total short-term securities (cost: $46,789,000)		46,791	35.88

Total investment securities (cost: $124,751,000)		124,809	95.70
Other assets less liabilities		5,603	4.30

Net assets		$130,412	100.00%

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $38,030,000, which represented 29.16% of the net assets of the fund.

(3) Coupon rate may change periodically.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2007	(dollars and shares in thousands, except per-share amounts		)

Assets:
Investment securities at market (cost: $124,751)		$124,809
Cash		189
Receivables for:
Sales of fund's shares	$6,220
Interest	548	6,768
		131,766
Liabilities:
Payables for:
Repurchases of fund's shares	1,194
Dividends on fund's shares	74
Investment advisory services	28
Services provided by affiliates	43
Other	15	1,354
Net assets at February 28, 2007		$130,412

Net assets consist of:
Capital paid in on shares of capital stock		$130,348
Undistributed net realized gain		6
Net unrealized appreciation		58
Net assets at February 28, 2007		$130,412

Total authorized capital stock - 200,000 shares, $.001 par value (13,028 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share(*	)
Class A	$109,017	10,890	$10.01
Class B	497	50	10.01
Class C	3,596	359	10.01
Class F	7,834	783	10.01
Class 529-A	3,048	305	10.01
Class 529-B	92	9	10.01
Class 529-C	465	46	10.01
Class 529-E	66	7	10.01
Class 529-F	90	9	10.01
Class R-1	1,651	165	10.01
Class R-2	14	1	10.01
Class R-3	257	26	10.01
Class R-4	97	10	10.01
Class R-5	3,688	368	10.01
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $10.27 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the period October 2, 2006(1) to February 28, 2007	(dollars in thousands	)

Investment income:
Income:
Interest		$1,268

Fees and expenses(2):
Investment advisory services	$90
Distribution services	69
Transfer agent services	28
Administrative services	4
Registration statement and prospectus	20
Postage, stationery and supplies	2
Directors' compensation	14
Auditing and legal	17
Custodian	-	(3)
Other	2
Total fees and expenses before reimbursements/waivers	246
Less reimbursements/waivers of fees and expenses:
Investment advisory services	9
Administrative services	-	(3)
Other	51
Total fees and expenses after reimbursements/waivers		186
Net investment income		1,082

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments		6
Net unrealized appreciation on investments		58
Net realized gain and unrealized appreciation on investments		64
Net increase in net assets resulting from operations		$1,146

(1) Commencement of operations.
(2) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
(3) Amount less than one thousand.

See Notes to Financial Statements

Statement of changes in net assets	(dollars in thousands	)
for the period October 2, 2006* to February 28, 2007†

Operations:
Net investment income		$1,082
Net realized gain on investments		6
Net unrealized appreciation on investments		58
Net increase in net assets resulting from operations		1,146

Dividends paid or accrued to
shareholders from net investment income		(1,082)

Capital share transactions		130,348

Total increase in net assets		130,412

Net assets:
Beginning of period		-
End of period		$130,412

*Commencement of operations.
†Unaudited.

See Notes to Financial Statements

Notes to financial statements
unaudited

1.	Organization and significant accounting policies

Organization - Short-Term Bond Fund of America, Inc. (the "fund") was organized on July 12, 2006, as a Maryland corporation. On September 21, 2006, the fund obtained its initial capitalization of $10,000,000 from the sale of 1,000,000 shares of Class A capital stock to Capital Research and Management Company (“CRMC”), the fund’s investment adviser. Operations commenced on October 2, 2006, upon the initial purchase of investment securities. The fund’s fiscal year ends on August 31. The fund is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income and preservation of capital through a portfolio of high-quality debt securities with a dollar-weighted average maturity no greater than three years.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. As of February 28, 2007, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

As of February 28, 2007, the tax basis, unrealized appreciation (depreciation) and cost of investments were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$88
Gross unrealized depreciation on investment securities	(30)
Net unrealized appreciation on investment securities	58
Cost of investment securities	124,751

Ordinary income distributions paid or accrued to shareholders from net investment income were as follows (dollars in thousands):

Share class	For the period October 2, 2006 (*) to February 28, 2007
Class A	$980
Class B	3
Class C	23
Class F	30
Class 529-A	25
Class 529-B	1
Class 529-C	3
Class 529-E	-	(†	)
Class 529-F	-	(†	)
Class R-1	4
Class R-2	-	(†	)
Class R-3	2
Class R-4	1
Class R-5	10
Total	$1,082

(*) Commencement of operations.
(†) Amount less than one thousand.

3. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.36% on the first $500 million of daily net assets and decreasing to 0.26% on such assets in excess of $2.5 billion. CRMC is currently waiving 10% of investment advisory services fees. During the period ended February 28, 2007, total investment advisory services fees waived by CRMC were $9,000. As a result, the fee shown on the accompanying financial statements of $90,000, which was equivalent to an annualized rate of 0.360%, was reduced to $81,000, or 0.324% of average daily net assets.

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its start-up period. This reimbursement may be adjusted or discontinued by CRMC at any time. For the period ending February 28, 2007, the total fees and expenses reimbursed by CRMC were $51,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2007, unreimbursed expenses subject to reimbursement totaled $374,000 and $5,000 for Class A and 529-A, respectively.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the period ended February 28, 2007, the total administrative services fees paid by CRMC were $11, $35 and $13 for Class R-1, R-2 and R-4, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the period ended February 28, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$56	$28	Not applicable	Not applicable	Not applicable
Class B	1	-*	Not applicable	Not applicable	Not applicable
Class C	6	Included in administrative services	$1	$-*	Not applicable
Class F	2		1	-*	Not applicable
Class 529-A	2		1	-*	$1
Class 529-B	-*		-*	-*	-*
Class 529-C	1		-*	-*	-*
Class 529-E	-*		-*	-*	-*
Class 529-F	-		-*	-*	-*
Class R-1	1		-*	-*	Not applicable
Class R-2	-*		-*	-*	Not applicable
Class R-3	-*		-*	-*	Not applicable
Class R-4	-*		-*	-*	Not applicable
Class R-5	Not applicable		-*	-*	Not applicable
Total	$69	$28	$3	$-*	$1
* Amount less than one thousand.

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 2006, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation on the accompanying financial statements consist of only current fees paid in cash.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends				Repurchases(1)			Net increase
	Amount	Shares	Amount		Shares		Amount	Shares		Amount	Shares
For the period October 2, 2006 (2) to February 28, 2007
Class A	$128,342	12,828	$713		71		$(20,082)	(2,009)		$108,973	10,890
Class B	616	62	3		-	(3)	(122)	(12)		497	50
Class C	3,662	366	22		2		(90)	(9)		3,594	359
Class F	8,047	804	23		3		(243)	(24)		7,827	783
Class 529-A	3,181	318	25		3		(159)	(16)		3,047	305
Class 529-B	94	9	1		-	(3)	(3)	-	(3)	92	9
Class 529-C	470	47	2		-	(3)	(8)	(1)		464	46
Class 529-E	65	7	-	(3)	-	(3)	-	-		65	7
Class 529-F	90	9	-	(3)	-	(3)	-	-		90	9
Class R-1	1,644	164	4		1		-	-		1,648	165
Class R-2	14	1	-	(3)	-	(3)	-	-		14	1
Class R-3	579	58	2		-	(3)	(324)	(32)		257	26
Class R-4	97	10	1		-	(3)	-	-		98	10
Class R-5	3,759	376	10		1		(87)	(9)		3,682	368
Total net increase
(decrease)	$150,660	15,059	$806		81		$(21,118)	(2,112)		$130,348	13,028

(1) Includes exchanges between share classes of the fund.
(2) Commencement of operations.
(3) Amount less than one thousand.

5. Investment transactions and other disclosures

The fund made purchases and sales of investment securities, excluding short-term securities, of $73,386,000 and $3,788,000, respectively, during the period ended February 28, 2007.

CRMC has agreed to bear all offering and organizational expenses of the fund. The offering costs include state and SEC registration fees. Organizational costs include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC was $193,000. These expenses are not included in the accompanying financial statements.

Financial highlights(1)

			Income from investment operations(2)

		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return (3)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income to average net assets
Class A:
Period from 10/2/2006 to 2/28/2007	(5)	$10.00	$.17	$.02		$.19	$(.18)	$10.01	1.89%	$109,017.39%		.29%		1.78%
Class B:
Period from 11/6/2006 to 2/28/2007	(5)	10.00	.11	.01		.12	(.11)	10.01	1.24	497.54		.46		1.14
Class C:
Period from 11/6/2006 to 2/28/2007	(5)	10.00	.11	.01		.12	(.11)	10.01	1.20	3,596.55		.47		1.13
Class F:
Period from 11/1/2006 to 2/28/2007	(5)	10.02	.13	(.01)		.12	(.13)	10.01	1.25	7,834.33		.22		1.41
Class 529-A:
Period from 11/3/2006 to 2/28/2007	(5)	10.00	.13	.01		.14	(.13)	10.01	1.44	3,048.35		.27		1.37
Class 529-B:
Period from 11/2/2006 to 2/28/2007	(5)	10.02	.11	(.01)		.10	(.11)	10.01	1.00	92.58		.52		1.12
Class 529-C:
Period from 11/3/2006 to 2/28/2007	(5)	10.00	.11	.01		.12	(.11)	10.01	1.20	465.61		.51		1.14
Class 529-E:
Period from 12/1/2006 to 2/28/2007	(5)	10.03	.10	(.02)		.08	(.10)	10.01	.78	66.34		.26		1.01
Class 529-F:
Period from 11/16/2006 to 2/28/2007	(5)	10.00	.13	.01		.14	(.13)	10.01	1.39	90.26		.16		1.33
Class R-1:
Period from 12/26/2006 to 2/28/2007	(5)	10.01	.07	(.01)		.06	(.06)	10.01	.63	1,651.36		.26		.68
Class R-2:
Period from 12/8/2006 to 2/28/2007	(5)	10.01	.08	-	(6)	.08	(.08)	10.01	.81	14.72		.34		.81
Class R-3:
Period from 11/22/2006 to 2/28/2007	(5)	10.01	.10	-	(6)	.10	(.10)	10.01	1.01	257.34		.28		1.00
Class R-4:
Period from 1/3/2007 to 2/28/2007	(5)	10.00	.07	.01		.08	(.07)	10.01	.78	97.17		.11		.68
Class R-5:
Period from 1/4/2007 to 2/28/2007	(5)	10.01	.07	-	(6)	.07	(.07)	10.01	.71	3,688.15		.07		.74

For the period 10/2/2006(7) to 2/28/2007(5)

Portfolio turnover rate for all classes of shares	11%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC.
During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses for all share classes.
In addition, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
(5) Unaudited.
(6) Amount less than $.01.
(7) Commencement of operations.

See Notes to Financial Statements

Expense example
 unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value	Ending account value 2/28/2007	Expenses paid during period	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,018.95	$2.97	.72%
Class A -- assumed 5% return	1,000.00	1,021.22	3.61	.72
Class B -- actual return	1,000.00	1,012.43	4.62	1.47
Class B -- assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class C -- actual return	1,000.00	1,012.03	4.74	1.51
Class C -- assumed 5% return	1,000.00	1,017.31	7.55	1.51
Class F -- actual return	1,000.00	1,012.52	2.30	.70
Class F -- assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 529-A -- actual return	1,000.00	1,014.44	2.68	.83
Class 529-A -- assumed 5% return	1,000.00	1,020.68	4.16	.83
Class 529-B -- actual return	1,000.00	1,010.02	5.20	1.60
Class 529-B -- assumed 5% return	1,000.00	1,016.86	8.00	1.60
Class 529-C -- actual return	1,000.00	1,011.98	5.13	1.59
Class 529-C -- assumed 5% return	1,000.00	1,016.91	7.95	1.59
Class 529-E -- actual return	1,000.00	1,007.80	2.57	1.05
Class 529-E -- assumed 5% return	1,000.00	1,019.59	5.26	1.05
Class 529-F -- actual return	1,000.00	1,013.89	1.58	.55
Class 529-F -- assumed 5% return	1,000.00	1,022.07	2.76	.55
Class R-1 -- actual return	1,000.00	1,006.28	2.62	1.49
Class R-1 -- assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class R-2 -- actual return	1,000.00	1,008.08	3.38	1.50
Class R-2 -- assumed 5% return	1,000.00	1,017.36	7.50	1.50
Class R-3 -- actual return	1,000.00	1,010.06	3.00	1.11
Class R-3 -- assumed 5% return	1,000.00	1,019.29	5.56	1.11
Class R-4 -- actual return	1,000.00	1,007.78	1.14	.74
Class R-4 -- assumed 5% return	1,000.00	1,021.12	3.71	.74
Class R-5 -- actual return	1,000.00	1,007.12	.67	.44
Class R-5 -- assumed 5% return	1,000.00	1,022.61	2.21	.44

Expenses paid are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

The period for the annualized expense ratio and first line of each share class is based on the number of days since the initial sale of the share class. The second line of each share class is based on 181 days.

Please see the Financial highlights table on pages 18 and 19 for the initial sale of the share class.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for a one-year term through October 31, 2007. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The information, material facts and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed— The fund’s board members also serve as directors of a number of other American Funds managed by CRMC and, during the course of each year, they review a wide variety of materials relating to the nature, extent and quality of the services provided by CRMC to all American Funds and proposed to be provided to the fund, including reports on shareholder services, financial and profitability information regarding CRMC, and descriptions of various functions such as compliance monitoring and portfolio trading practices. In addition, the committee requested and received supplementary information about the proposed operations of the fund and the personnel who would be providing investment management and administrative services to the fund.

Review process— The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with counsel at which no representatives of CRMC were present. In deciding to recommend approval of the agreement, the committee did not identify any single issue or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources— The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board and the committee also considered the benefits to fund shareholders from investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services— The board and the committee considered the investment adviser’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep the board members informed; and its attention to matters that may involve potential conflicts of interest with the fund. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services proposed to be provided by CRMC to the fund under the agreement and other agreements, including the information technology, legal, and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the manner in which CRMC proposes to manage the fund to achieve its investment objective of providing current income while preserving capital, the proposed investment policies and restrictions of the fund, CRMC’s experience in managing accounts similar to the fund, and the investment results of comparable funds included in the Lipper Short Investment Grade Debt Funds Index (the Lipper category in which the fund will be included) for the six-month and three-, five- and 10-year periods ended June 30, 2006.

4. Advisory fees and total expenses

The board and the committee reviewed the proposed advisory fees and projected total expenses of the fund (each as a percentage of average net assets) and compared such amounts with the median fee and expense levels of all other funds in the Lipper Short Investment Grade Debt Funds Index for their latest fiscal years. The board and the committee observed that the fund’s proposed advisory fee would be at or below the median of the funds in that comparison group. They also observed that although the fund’s projected total expenses would be above the median for such other funds, many of the other funds in the index did not have 12b-1 expenses, and the fund’s projected total expenses excluding 12b-1 and other distribution-related expenses would be below the median of the funds in the comparison group. The board and the committee also noted that CRMC proposed to extend to the fund the 10% advisory fee waiver that CRMC put into effect on April 1, 2005, for all other American Funds.

The board and the committee also reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by American Funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large, publicly held investment management companies. The directors also received information during previous periods regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s willingness to invest substantial capital in the fund upon its commencement of operations, and CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They confirmed CRMC’s willingness to consider breakpoint discounts in the fund’s advisory fee structure in the future to reduce the level of fees charged by CRMC to the fund as fund assets increase. They also considered the impact of CRMC’s current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to the investment adviser’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, while CRMC would receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it would not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders, that the fund’s shareholders will receive reasonable value in return for the advisory fees and other amounts to be paid to CRMC by the fund, that each of the factors discussed above supported approval of the agreement, and that approval of the agreement was in the best interests of the fund and its shareholders.

Offices of the fund and of the
investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2007, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 30 carefully conceived, broadly diversified funds has attracted over 40 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

• An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 24 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
         > Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

• American Funds Target Date Retirement SeriesSM

The Capital Group Companies

American Funds  Capital Research and Management  Capital International  Capital Guardian  Capital Bank and Trust

Lit No. MFGESR-948-0407P

Litho in USA CGD/LPT/9791-S9524

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA, INC.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: May 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: May 8, 2007

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: May 8, 2007